THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
CORPORATE OBLIGATIONS (1.1%)
INDIA (1.1%)
$                   250,000    Reliance Industries Ltd., (144A), 10.375% due
                                 06/24/16 (cost $203,386).......................  $    202,870
                                                                                  ------------
OTHER GOVERNMENT AGENCIES (4.6%)
MEXICO (4.6%)
                    261,000    Banco Nacional de Comercio Exterior SNC, 7.25%
                                 due 02/02/04...................................       240,120
                    660,000    Petroleos Mexicanos, (144A), Tranche 5, MTN,
                                 Putable, 9.375% due 12/02/08...................       655,050
                                                                                  ------------
                                   TOTAL OTHER GOVERNMENT AGENCIES (COST
                                    $876,891)...................................       895,170
                                                                                  ------------
SOVEREIGN BONDS (62.8%)
ARGENTINA (18.1%)
                    502,918    Republic of Argentina Bocon, Series Pre-4,
                                 Callable, Sinking Fund, 5.01% due
                                 09/01/02(v)....................................       445,892
                  1,130,000    Republic of Argentina Bonos del Tesoro, Series
                                 BT02, 8.75% due 05/09/02.......................     1,021,520
                    280,000    Republic of Argentina Global Bonds, 9.75% due
                                 09/19/27.......................................       248,500
                    805,000    Republic of Argentina Global Bonds, Series XW,
                                 11.00% due 12/04/05............................       800,975
                    280,000    Republic of Argentina Par Bonds, Series L-GP,
                                 Callable, 5.75% due 03/31/23(v)................       201,600
                    935,300    Republic of Argentina, Series L, Callable,
                                 Sinking Fund, 6.188% due 03/31/05(v)...........       787,990
                                                                                  ------------
                                                                                     3,506,477
                                                                                  ------------

BRAZIL (8.3%)
                    760,000    Republic of Brazil DCB, Series 18 Year L,
                                 Callable, Sinking Fund, 6.188% due
                                 04/15/12(v)....................................       380,000
                    680,000    Republic of Brazil DCB, Series 18 Year RG,
                                 Callable, Sinking Fund, 6.188% due
                                 04/15/12(v)....................................       340,000
                    790,000    Republic of Brazil Global Bonds, 10.125% due
                                 05/15/27.......................................       525,350
                    645,000    Republic of Brazil NMB, Series 15 Year L,
                                 Callable, Sinking Fund, 6.188% due
                                 04/15/09(v)....................................       350,719
                                                                                  ------------
                                                                                     1,596,069
                                                                                  ------------

BULGARIA (12.1%)
                  1,370,000    Republic of Bulgaria Discount Bonds, Series A,
                                 Callable, 6.688% due 07/28/24(v)...............       959,000
                    660,000    Republic of Bulgaria Global FLIRB, Series A,
                                 Callable, Sinking Fund, 2.50% due
                                 07/28/12(v)....................................       376,200
                  1,500,000    Republic of Bulgaria IAB PDI, Callable, Sinking
                                 Fund, 6.688% due 07/28/11(v)...................     1,008,750
                                                                                  ------------
                                                                                     2,343,950
                                                                                  ------------

ECUADOR (1.2%)
                    548,855    Republic of Ecuador Global PDI Bonds, Series 20
                                 Year, 6.625% due 02/27/15(v)...................       222,286
                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
MEXICO (4.3%)
$                   570,000    United Mexican States Global Bonds, Series W-B,
                                 6.25% due 12/31/19.............................  $    441,750
                    385,000    United Mexican States Global Bonds, 11.375% due
                                 09/15/16.......................................       396,550
                                                                                  ------------
                                                                                       838,300
                                                                                  ------------

MOROCCO (0.9%)
                    220,000    Government of Morocco - Restructuring &
                                 Consolidation Agreement, Series A, Sinking
                                 Fund, 6.063% due 01/01/09(v)(s)................       173,250
                                                                                  ------------

PANAMA (2.8%)
                    470,000    Republic of Panama Global Bonds, 8.25% due
                                 04/22/08(s)....................................       440,625
                    131,833    Republic of Panama PDI, Series 20 Year, 6.688%
                                 due 07/17/16(v)................................        97,556
                                                                                  ------------
                                                                                       538,181
                                                                                  ------------

PERU (1.6%)
                    220,000    Republic of Peru FLIRB, Series 20 Year, Sinking
                                 Fund, 3.25% due 03/07/17(v)....................       124,575
                    305,000    Republic of Peru PDI, Series 20 Year, Sinking
                                 Fund, 4.00% due 03/07/17(v)....................       191,387
                                                                                  ------------
                                                                                       315,962
                                                                                  ------------

PHILIPPINES (1.9%)
                    360,000    Republic of Philippines Global Bonds, 8.875% due
                                 04/15/08.......................................       359,100
                                                                                  ------------

RUSSIA (0.9%)
                     40,042    Russia IAN, Vnesheconombank, Series US, Sinking
                                 Fund, 5.969% due 12/15/15(v)...................         4,305
                  2,888,000    Russia Principal Loan, Vnesheconombank, Series 24
                                 Year, Sinking Fund, 5.969% due 12/15/20(v).....       173,280
                                                                                  ------------
                                                                                       177,585
                                                                                  ------------

SOUTH KOREA (7.8%)
                    360,000    Republic of Korea Global Bonds, 8.75% due
                                 04/15/03.......................................       369,000
                  1,100,000    Republic of Korea Global Bonds, 8.875% due
                                 04/15/08.......................................     1,130,250
                                                                                  ------------
                                                                                     1,499,250
                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
VENEZUELA (2.9%)
$                   642,856    Republic of Venezuela DCB, Series DL, Callable,
                                 Sinking Fund, 5.938% due 12/18/07(s)(v)........  $    408,213
                    260,000    Republic of Venezuela Global Bonds, 9.25% due
                                 09/15/27.......................................       158,600
                                                                                  ------------
                                                                                       566,813
                                                                                  ------------
                                   TOTAL SOVEREIGN BONDS (COST $12,127,156).....    12,137,223
                                                                                  ------------
U.S. TREASURY OBLIGATIONS (3.8%)
U.S. TREASURY BONDS (3.8%)
                    200,000    5.25% due 11/15/28...............................       204,746
                    450,000    6.75% due 08/15/26(s)............................       539,294
                                                                                  ------------
                                   TOTAL U.S. TREASURY OBLIGATIONS (COST
                                    $720,836)...................................       744,040
                                                                                  ------------
RIGHTS (0.0%)
MEXICO (0.0%)
                  2,258,000    United Mexican States Value Recovery, Expiring
                                 06/30/03 (cost $0).............................             0
                                                                                  ------------
WARRANTS (0.1%)
ARGENTINA (0.1%)
                        555    Republic of Argentina, Expiring 12/03/99.........        24,975
                                                                                  ------------

NIGERIA (0.0%)
                      1,000    Central Bank of Nigeria, Expiring 11/15/20.......             0
                                                                                  ------------

VENEZUELA (0.0%)
                      1,250    Republic of Venezuela, Expiring 04/15/20.........             0
                                                                                  ------------
                                   TOTAL WARRANTS (COST $19,425)................        24,975
                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                           SECURITY DESCRIPTION                    VALUE
        -----------            -------------------------------------------------  ------------
SHORT-TERM INVESTMENTS (1.8%)
U.S. TREASURY OBLIGATIONS (1.8%)
$                   349,000    Bills, 4.34% due 04/01/99(y).....................  $    345,340
                     10,000    Bills, 4.34% due 06/24/99(y).....................         9,794
                                                                                  ------------
                                   TOTAL SHORT-TERM INVESTMENTS (COST
                                    $354,969)...................................       355,134
                                                                                  ------------
                               TOTAL INVESTMENTS (COST $14,302,663) (74.2%).....    14,359,412
                               OTHER ASSETS IN EXCESS OF LIABILITIES (25.8%)....     4,988,840
                                                                                  ------------
                               NET ASSETS (100.0%)..............................  $ 19,348,252
                                                                                  ------------
                                                                                  ------------

------------------------------
Note: Based on the cost of investments of $15,341,590 for Federal Income Tax purposes at December 31, 1998, the aggregate gross unrealized appreciation and depreciation was $281,164 and $1,263,342, respectively, resulting in net unrealized depreciation of $982,178.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $1,025,517 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instruments with step coupon rate.

(y) Yield to maturity.

{::} Denominated in USD unless otherwise indicated.

144A - Securities restricted for resale to Qualified Institutional Buyers.

C - Capitalization.

DCB - Debt Conversion Bonds.

FLIRB - Front Loaded Interest Reduction Bonds.

IAB - Interest in Arrears Bonds.

IAN - Interest in Arrears Notes.

MTN - Medium Term Notes.

NMB - New Money Bonds.

PDI - Past Due Interest.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $14,302,663 )           $14,359,412
Cash                                                   565,822
Receivable for Investments Sold                      4,185,168
Interest Receivable                                    296,199
Receivable from Advisor                                 23,124
Deferred Organization Expenses                          10,309
Prepaid Trustees' Fees                                     356
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                       203
Prepaid Expenses and Other Assets                        1,008
                                                   -----------
    Total Assets                                    19,441,601
                                                   -----------
LIABILITIES
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    19,075
Organization Expenses Payable                           14,200
Advisory Fee Payable                                    11,495
Variation Margin Payable                                 1,250
Administrative Services Fee Payable                        445
Fund Services Fee Payable                                   16
Accrued Expenses                                        46,868
                                                   -----------
    Total Liabilities                                   93,349
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $19,348,252
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $22)                                                        $ 1,706,984
EXPENSES
Advisory Fee                                       $   106,372
Professional Fees and Expenses                          52,355
Custodian Fees and Expenses                             16,262
Printing Expenses                                        6,543
Administrative Services Fee                              4,349
Amortization of Organization Expense                     3,238
Fund Services Fee                                          423
Insurance Expense                                          335
Administration Fee                                         274
Trustees' Fees and Expenses                                 99
Miscellaneous                                              114
                                                   -----------
    Total Expenses                                     190,364
Less: Reimbursement of Expenses                        (27,722)
                                                   -----------
NET EXPENSES                                                         162,642
                                                                 -----------
NET INVESTMENT INCOME                                              1,544,342
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (4,955,945)
  Futures Contracts                                    144,392
  Foreign Currency Transactions                        218,887
                                                   -----------
    Net Realized Loss                                             (4,592,666)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                          299,990
  Futures Contracts                                    (25,060)
  Foreign Currency Contracts and Translations          (51,223)
                                                   -----------
    Net Change in Unrealized Appreciation                            223,707
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $(2,824,617)
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                          MARCH 7, 1997
                                                    FOR THE FISCAL      (COMMENCEMENT OF
                                                      YEAR ENDED       OPERATIONS) THROUGH
                                                   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   -----------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      1,544,342    $        8,917,209
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions            (4,592,666)           (5,256,573)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations               223,707              (225,247)
                                                   -----------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (2,824,617)            3,435,389
                                                   -----------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            15,100,514           178,496,163
Withdrawals                                              (5,099,187)         (169,760,010)
                                                   -----------------   -------------------
    Net Increase from Investors' Transactions            10,001,327             8,736,153
                                                   -----------------   -------------------
    Total Increase in Net Assets                          7,176,710            12,171,542
NET ASSETS
Beginning of Period                                      12,171,542                    --
                                                   -----------------   -------------------
End of Period                                      $     19,348,252    $       12,171,542
                                                   -----------------   -------------------
                                                   -----------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                          MARCH 7, 1997
                                                        FOR THE         (COMMENCEMENT OF
                                                   FISCAL YEAR ENDED   OPERATIONS) THROUGH
                                                   DECEMBER 31, 1998    DECEMBER 31, 1997
                                                   -----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 1.07%                 0.91%(a)
  Net Investment Income                                       10.16%                 9.57%(a)
  Expenses without Reimbursement                               1.25%                 0.91%(a)
Portfolio Turnover                                              791%                  182%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. ("Limited") in exchange for a beneficial interest in the portfolio. On December 12, 1997, Limited withdrew its entire interest in the portfolio. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk, not typically associated with investments in the United States, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from future political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions, which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At December 31, 1998, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       12/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
German Mark 273,380, expiring 02/09/99...........  $  170,129    $  164,462    $      (5,667)
German Mark 124,492, expiring 03/09/99...........      74,797        75,000              203

                                                   SETTLEMENT
SALES CONTRACTS                                      VALUE
-------------------------------------------------  ----------
German Mark 273,380, expiring 02/09/99...........  $  155,259   $  164,462    $      (9,203)
German Mark 124,492, expiring 03/09/99...........      70,795       75,000           (4,205)
                                                                              --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                             $     (18,872)
                                                                              --------------
                                                                              --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures contracts open at December 31, 1998 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1998

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
U.S. Long Bond, expiring March 1999..............             10    $     (25,060)   $     1,302,873
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the portfolio's potential gain or loss on swap transactions is not subject to any fixed limit.

   g) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co., Incorporated ("J.P. Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   h) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   i) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
      is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.70% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan and wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remain the same. For the fiscal year ended December 31, 1998, this fee amounted to $106,372.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1998, the fee for these services amounted to $274.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended December 31, 1998, the fee for these services amounted to $4,349.

      During the year, Morgan reimbursed the portfolio for $27,722 based on its voluntary undertaking to limit the expenses of the portfolio and the related funds to 1.25% of the average net assets.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $423 for the fiscal year ended December 31, 1998.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $90.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1998 were as follows:

COST OF               PROCEEDS
  PURCHASES          FROM SALES
-----------------   ------------
113,756,184......    108,117,482

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Emerging Markets Debt Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Debt Portfolio (one of the portfolios comprising part of the Series Portfolio, hereafter referred to as the "portfolio") at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and supplementary data for the year then ended and for the period from March 7, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 18, 1999

J.P. MORGAN EMERGING MARKETS DEBT FUND
ADDITIONAL INFORMATION (UNAUDITED)
DECEMBER 31, 1998
--------------------------------------------------------------------------------

YEAR 2000 PROCESSING ISSUE

Many computer programs in use today use two digits rather than four to identify the year and cannot distinguish the year 2000 from the year 1900. The Year 2000 issue affects virtually all companies and organizations. The funds' Investment Adviser is working on necessary changes to its computer systems to deal with the Year 2000 issue. The funds' Transfer Agent, Custodian and other services providers have reported that they are working on dealing with the Year 2000 issue as well. There can be no assurance that the problem will be corrected in all respects or that it will not have a negative effect on the funds' operations or results. In addition, companies in which the funds invest could be adversely affected by the Year 2000 issue, which could have a negative effect on the funds' investment returns.

32